Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries and variable interest entity (the “VIE”) include the following as of December 31, 2013:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership

Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%

Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%

Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%

One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%

798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%*

Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Limited.)	November 20, 2003	PRC	100%

Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%

Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%

Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%

Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%

Boost Time Limited (“Boost Time”)	August 25, 2005	BVI	100%

Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%

Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%

Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%

Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%

Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%

Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%

Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%

Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%

Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%

Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%

Shenyang 17vee Move Co. Limited (“17VEESY”) (formerly known as UU Internet Technology (Shenyang) Limited)	November 26, 2009	PRC	67.8%

Glomate Mobile (Beijing) Co., Limited. (“Glomate”)	January 5, 2010	PRC	51%

Citylead Limited (“Citylead”)	February 10, 2010	BVI	100%

QIGI&BODEE Technology Limited (“QIGI HK”)	February 10, 2010	Hong Kong	100%

Tecface International Technology Limited (“Tecface International Technology”) (formerly known as QIGI&BODEE International Technology (Beijing) Limited)	February 10, 2010	PRC	100%

Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	60%

17fox Technology (Shenyang) Co. Limited (“17FOXSY”) (formerly known as Tecface International Mobile (Shenyang) Co., Limited)	September 22, 2011	PRC	83.3%

VIE

QIGI&BODEE Technology (Beijing) Co., Limited (“QIGI Technology”)	February 10, 2010	PRC	nil

*	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor, which are convertible into 798 Entertainment’s ordinary shares. In addition, in June 2009, 798 Entertainment issued convertible notes of $10,000 to another two third-party investors. In September 2010, these investors exercised their options to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company’s Ordinary Shares. After the series of transactions, the Group’s ownership in 798 Entertainment was changed from 100% to 67.8% since then.

Financial Statement Amounts and Balances of Group's VIEs

The following financial statement amounts and balances of the Group’s VIE were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	December 31,
	2012	2013

Total current assets	$27,070	$28,128
Total non-current assets	1,442	—
Total assets	$28,512	$28,128

Total assets as % of the Group’s total assets	7%	7%

Total current liabilities	$205	$211
Total non-current liabilities	—	—
Total liabilities	$205	$211

Total Liabilities as % of the Group’s total liabilities	—	—

	2011	2012	2013

Net revenues	$1,868	$3	$—

Net revenues as % of the Group’s net revenue	1%	—	—

Net loss	$(62)	$(3,194)	$(1,179)

	2011	2012	2013
Net cash (used in) provided by operating activities	$(6,368)	$(1,373)	$1,056
Net cash used in investing activities	(2)	—	—
Net cash provided by financing activities	$—	$—	$—